Notes to the interim condensed consolidated statement of financial position - Shareholders' equity - Liquidity agreement (Details)			12 Months Ended
	Jan. 01, 2024	Jan. 01, 2023	Dec. 31, 2019
Notes to the interim condensed consolidated statement of financial position
Liquidity agreement term	12 months	12 months	12 months